Commitments and Contingencies - Summary of Lease Terms and Discount Rates Related to Finance and Operating Leases (Details)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term
Operating leases	5 years 9 months 7 days	5 years 11 months 1 day	6 years 8 months 8 days	6 years 1 month 20 days
Finance leases	5 years 7 months 28 days	6 years 4 months 2 days	6 years 7 months 6 days	5 years 2 months 19 days
Weighted-average discount rate
Operating leases	13.98%	13.96%	13.41%	13.03%
Finance leases	14.78%	14.76%	14.61%	12.53%